Average Annual Total Returns - FidelityMagellanFund-RetailPRO - FidelityMagellanFund-RetailPRO - Fidelity Magellan Fund	May 28, 2022
Fidelity Magellan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	26.98%
Past 5 years	20.61%
Past 10 years	17.67%
Fidelity Magellan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	24.76%
Past 5 years	18.29%
Past 10 years	15.59%
Fidelity Magellan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	17.27%
Past 5 years	16.08%
Past 10 years	14.18%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%